Lease Obligations and Commitments (Details) - CAD ($)		1 Months Ended
	Sep. 06, 2017	May 31, 2018
Lease Obligations And Commitments [Abstract]
Monthly fee		$ 7,000
Description of lessor leasing arrangements, operating leases	Under the terms of the agreement the Company will pay monthly rent starting at US$17,324 commencing on October 1, 2017 until September 30, 2022.